Northern Lights Fund Trust III

The Lifetime Achievement Fund

Incorporated herein by reference is the definitive version of the supplement for The Lifetime Achievement Fund filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 10, 2015, (SEC Accession No. 0001580642-15-000602).